Interest-bearing bank borrowings - Bank borrowings are secured (Details) ¥ in Thousands, $ in Thousands	Dec. 18, 2019 CNY (¥)	Dec. 17, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Restricted cash | $			$ 377,065
Equity interest in subsidiaries				¥ 2,066,948
Restricted cash and equity interest in a subsidiary				394,310
Assets held as collateral				2,461,258
Funds Held As Security | $					$ 54,000
Prepayment cost	¥ 18,339
Amount outstanding			$ 400,325	400,325
Unutilized banking facilities				0
Maximum
Disclosure of detailed information about borrowings [line items]
Prepayment period		4 months
IFC loan agreement
Disclosure of detailed information about borrowings [line items]
Amount outstanding				¥ 394,310
Predecessor
Disclosure of detailed information about borrowings [line items]
Restricted cash						$ 26,622	¥ 5,277
Equity interest in subsidiaries							402,315
Assets held as collateral							407,592
Amount outstanding							20,205
Unutilized banking facilities						$ 10,000	¥ 68,632